Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 9,181
Balance at end of year	9,400	$ 9,181
Balance at end of year	5,371	5,011
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,547	8,972
Additions	773	691
Disposals	(94)	(323)
Fully depreciated assets	(487)	(329)
Foreign currency translation adjustments and other	467	(464)
Balance at end of year	9,206	8,547
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,536	3,655
Depreciation charge for the year	647	669
Disposals	(80)	(313)
Impairment losses	4	54
Fully depreciated assets	(487)	(329)
Foreign currency translation adjustments and other	215	(200)
Balance at end of year	3,835	3,536
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,656
Balance at end of year	1,726	1,656
Balance at end of year	949	876
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	876	968
Additions	1	2
Disposals	(1)	(1)
Foreign currency translation adjustments and other	73	(93)
Balance at end of year	949	876
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,783
Balance at end of year	4,789	4,783
Balance at end of year	1,581	1,447
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,354	2,495
Additions	136	144
Disposals	(44)	(87)
Fully depreciated assets	(28)	(27)
Foreign currency translation adjustments and other	146	(171)
Balance at end of year	2,564	2,354
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	907	976
Depreciation charge for the year	80	103
Disposals	(38)	(84)
Impairment losses	1	54
Fully depreciated assets	(28)	(27)
Foreign currency translation adjustments and other	61	(115)
Balance at end of year	983	907
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	497
Balance at end of year	496	497
Balance at end of year	452	443
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	818	803
Additions	168	179
Disposals	(18)	(31)
Fully depreciated assets	(167)	(126)
Foreign currency translation adjustments and other	16	(7)
Balance at end of year	817	818
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	375	374
Depreciation charge for the year	160	157
Disposals	(14)	(28)
Impairment losses	3
Fully depreciated assets	(167)	(126)
Foreign currency translation adjustments and other	8	(2)
Balance at end of year	365	375
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	621
Balance at end of year	630	621
Balance at end of year	630	621
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,342	1,396
Additions	152	131
Disposals	(23)	(67)
Fully depreciated assets	(114)	(68)
Foreign currency translation adjustments and other	58	(50)
Balance at end of year	1,415	1,342
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	721	719
Depreciation charge for the year	151	153
Disposals	(23)	(66)
Fully depreciated assets	(114)	(68)
Foreign currency translation adjustments and other	50	(17)
Balance at end of year	785	721
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,624
Balance at end of year	1,759	1,624
Balance at end of year	1,759	1,624
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,157	3,310
Additions	316	235
Disposals	(8)	(137)
Fully depreciated assets	(178)	(108)
Foreign currency translation adjustments and other	174	(143)
Balance at end of year	3,461	3,157
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,533	1,586
Depreciation charge for the year	256	256
Disposals	(5)	(135)
Fully depreciated assets	(178)	(108)
Foreign currency translation adjustments and other	96	(66)
Balance at end of year	$ 1,702	$ 1,533